INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets Included in Balance Sheet Captions [Table Text Block]
Income taxes (payable) receivable and deferred tax (liabilities) assets are included in the following captions in the accompanying consolidated balance sheet at December 31, 2013 and 2012:

	December 31,
	2013	2012
	(In thousands)
Income taxes (payable) receivable:
Other current assets	$12,242	$27,437
Other non-current assets	19,217	79,130
Accrued expenses and other current liabilities	(16,159)	(17,679)
Income taxes payable	(416,384)	(479,945)
Net income taxes payable	$(401,084)	$(391,057)

Deferred tax (liabilities) assets:
Other current assets	$34,381	$20,343
Other non-current assets	26	85
Accrued expenses and other current liabilities	(255)	—
Deferred income taxes	(320,748)	(323,403)
Net deferred tax liabilities	$(286,596)	$(302,975)

Schedule of U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S. and foreign earnings from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
U.S.	$331,520	$214,675	$142,623
Foreign	84,781	74,387	28,899
Total	$416,301	$289,062	$171,522

Schedule of (benefit) provision for income taxes attributable to continuing operations
The components of the provision (benefit) for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Current income tax provision (benefit):
Federal	$115,250	$56,439	$49,450
State	13,946	9,204	(26,510)
Foreign	14,402	16,496	8,496
Current income tax provision	143,598	82,139	31,436
Deferred income tax (benefit) provision:
Federal	(821)	40,414	(23,293)
State	(2,117)	1,978	639
Foreign	(6,158)	(5,316)	(12,829)
Deferred income tax (benefit) provision	(9,096)	37,076	(35,483)
Income tax provision (benefit)	$134,502	$119,215	$(4,047)

Schedule of tax effects of cumulative temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities
The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is related to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Accrued expenses	$28,005	$13,708
Net operating loss carryforwards	52,336	27,177
Tax credit carryforwards	6,138	5,095
Stock-based compensation	69,101	66,962
Income tax reserves, including related interest	62,852	60,596
Fair value investments	1,151	12,189
Equity method investments	13,584	13,809
Other	11,444	13,374
Total deferred tax assets	244,611	212,910
Less valuation allowance	(62,353)	(60,783)
Net deferred tax assets	182,258	152,127
Deferred tax liabilities:
Property and equipment	(1,743)	(6,018)
Investment in subsidiaries	(377,483)	(373,652)
Intangible and other assets	(69,530)	(60,830)
Other	(20,098)	(14,602)
Total deferred tax liabilities	(468,854)	(455,102)
Net deferred tax liability	$(286,596)	$(302,975)

Schedule of reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
A reconciliation of the income tax provision (benefit) to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Income tax provision at the federal statutory rate of 35%	$145,705	$101,172	$60,033
Reversal of deferred tax liability associated with investment in Meetic	—	—	(43,696)
Change in tax reserves, net	1,791	17,703	(15,493)
Foreign income taxed at a different statutory tax rate	(17,428)	(16,240)	(11,774)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(5,237)	(3,876)	(7,298)
Federal valuation allowance on equity method investments	214	979	4,595
State income taxes, net of effect of federal tax benefit	7,469	7,650	5,592
Other, net	1,988	11,827	3,994
Income tax provision (benefit)	$134,502	$119,215	$(4,047)

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows:

	December 31,
	2013	2012	2011
	(In thousands)
Balance at January 1	$379,281	$351,561	$389,909
Additions based on tax positions related to the current year	2,887	6,278	1,749
Additions for tax positions of prior years	3,189	45,287	9,560
Reductions for tax positions of prior years	(17,116)	(17,545)	(26,595)
Settlements	(78,954)	(5,349)	(16,810)
Expiration of applicable statute of limitations	(13,474)	(951)	(6,252)
Balance at December 31	$275,813	$379,281	$351,561